Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel expenses
Personnel expenses

42. Personnel expenses

a)   Breakdown

The breakdown of Personnel expenses is as follows:

	2018	2019	2020

Wages and salaries	7,274	7,740	7,838
Social security costs	1,283	1,443	1,494
Service expense related to defined contribution pension plan (Note 24)	373	410	488
Service expense related to defined benefit pension plan	157	147	194
Share-based payments	161	226	226
Bonus and benefits granted to employees	3,691	4,017	3,052
Other staff costs	1,415	1,445	1,584
	14,354	15,428	14,876

b)   Long-term incentive plan 2015

Since September 2016, the Bank began to participate in a corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable to the members of the Identified Staff. This plan provided a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain).

The Long-term incentive plan 2015 will be settled through own equity instruments. The fair value of the Long-term incentive plan 2015 amounted to 86 million pesos.

During 2018, 2019 and 2020, the Bank recognized 16 million pesos, 5 million pesos and 6 million pesos, respectively, in the consolidated income statement with respect to this plan.

c)   Bonus payment policies

As a result of an internal policy of Banco Santander (Spain), a portion of the annual variable remuneration plan for the Identified Staff is deferred for a period of three or five years, with one-third or one-fifth vesting each year.

Both the deferred and non-deferred portions are paid equally in cash and in shares of Banco Santander México for the corresponding payment periods. Once delivered, beneficiaries are obligated to keep the shares for a one-year period.

In 2018, 2019 and 2020, the Bank recognized the bonus of the Identified Staff in the consolidated income statement for an amount of 184 million pesos, 226 million pesos and 294 million pesos, respectively.

The bonus of the Identified Staff for financial years 2018, 2019 and 2020 are paid according to the following percentages, depending on the time of payment and on the group to which the beneficiary belongs (the “Immediate Payment Percentage” to identify the portion for which payment is not deferred and the “Deferred Percentage” to identify the portion for which payment is deferred):

Beneficiaries	Immediate Payment
(Millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

Taking the foregoing into account, the bonus for financial years 2018, 2019 and 2020 of the Identified Staff are paid as follows:

•

Each beneficiary will receive in 2018, 2019 and 2020, depending on the group to which such beneficiary belongs, the Immediate Payment Percentage at the Initial Date applicable in each case, in halves and net of income tax (or withholdings), in cash and in shares (the “Initial Date”, meaning the specific date on which the Immediate Payment Percentage is paid).

•

Payment of the Deferred Percentage of the bonus applicable in each case depending on the group to which the beneficiary belongs will be deferred over a period of three or five years and will be paid in thirds or fifths, as applicable, within thirty days of the anniversaries of the Initial Date, provided that the conditions described below are met.

•

After deduction of any income taxes (or withholdings) applicable at any time, the net amount of the deferred portion will be paid in thirds or fifths, 50% in cash and the other 50% in shares of the Bank.

•	The beneficiaries receiving shares of Banco Santander México may not transfer them or hedge them directly or indirectly for one year as from each delivery of shares.

In 2018, 2019 and 2020, the accrual of deferred remuneration is conditioned, in addition to the permanence of the beneficiary in the Bank, to no assumptions in which there is a poor performance of the Bank as a whole or of a specific division or area of the Bank or of the exposures generated by the personnel, and at least the following factors must be considered: (i) significant failures in risk management committed by the Bank, or by a business unit or risk control unit; (ii) the increase suffered by the Bank or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or court rulings for events that could be attributable to the Bank or the personnel responsible for those. Also, the breach of internal codes of conduct of the Bank; and (iv) irregular behaviors, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of persons or bodies that made those decisions.

If the abovementioned requirements are met on each delivery date, the bonus beneficiaries shall receive the cash and shares, in thirds or fifths, as applicable, within thirty days of the first, second, third and, if applicable, fourth and fifth anniversary.